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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended December 31, 2004.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2005.

Check here if Amendment: [x]: Amendment Number [1]

This Amendment (Check only one): [ ] is a restatement.
                                 [x] adds new holdings entries.

Name of Institutional Investment Manager filing this report:

Polygon Investments Ltd.
Ugland House, South Church Street
George Town
Grand Cayman BW1

Form 13F File Number: 28-10989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Sean Cote Reporting Manager: Polygon Investments Ltd

Name: Sean Cote
Title: General Counsel
Phone: 011-44-207-901-8330

Signature, Place, and Date of Signing:


/s/ Sean Cote       London, England   May 16, 2005
-----------------   ---------------   ------------
[Signature]          [City, State]       [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager

Form 13F File Number 28-10987

Name: Polygon Investment Partners LLP